Operating Lease Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Weighted Average Discount Rate	3.20%	5.56%
Remaing Lease Period	3 years	5 years 7 months 6 days
Operating lease liabilities	$ 903	$ 6,508
Operating lease right of use asset	923	5,701
Operating Lease, Cost	$ 700	$ 1,400